Consolidated Statements of Equity (USD $) In Millions	Total		Retained Earnings	Accumulated Other Comprehensive Income	Common Stock Issued Amount	Treasury Stock Amount	Synthes, Inc [Member]	Synthes, Inc [Member] Retained Earnings	Synthes, Inc [Member] Treasury Stock Amount
Beginning Balance at Jan. 03, 2010	$ 50,588		$ 70,306	$ (3,058)	$ 3,120	$ (19,780)
Net earnings attributable to Johnson & Johnson	13,334		13,334
Cash dividends paid	(5,804)		(5,804)
Employee compensation and stock option plans	1,731		(63)			1,794
Stock Issued During Period, Value, Acquisitions							0
Repurchase of common stock	(2,797)					(2,797)
Other comprehensive income, net of tax:	(473)			(473)
Ending Balance at Jan. 02, 2011	56,579		77,773	(3,531)	3,120	(20,783)
Net earnings attributable to Johnson & Johnson	9,672		9,672
Cash dividends paid	(6,156)		(6,156)
Employee compensation and stock option plans	1,760		111			1,649
Stock Issued During Period, Value, Acquisitions							0
Repurchase of common stock	(2,525)					(2,525)
Other	(149)		(149)
Other comprehensive income, net of tax:	(2,101)			(2,101)
Ending Balance at Jan. 01, 2012	57,080		81,251	(5,632)	3,120	(21,659)
Net earnings attributable to Johnson & Johnson	10,853		10,853
Cash dividends paid	(6,614)		(6,614)
Employee compensation and stock option plans	3,269		19			3,250
Stock Issued During Period, Value, Acquisitions							13,335	483	12,852
Repurchase of common stock	(12,919)	[1]				(12,919)
Other comprehensive income, net of tax:	(178)			(178)
Ending Balance at Dec. 30, 2012	$ 64,826		$ 85,992	$ (5,810)	$ 3,120	$ (18,476)

[1]	Includes repurchase of common stock associated with the acquisition of Synthes, Inc.